Note 14. Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Tax benefit related to the reduction in the valuation allowance was recognized in continuing operations	$ 36.5
Tax benefit for the reduction of the valuation allowance on certain deferred tax assets	95.3
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount	62.7
Deferred Tax Assets, Gross	1,780.0	1,291.2
Income Tax Expense (Benefit)	36.0	(27.8)	(64.9)
Deferred Tax Liabilities, Undistributed Foreign Earnings	25.1
Foreign Earnings Repatriated		9.6
Reductions related to settlements with taxing authorities	0	34.2
Undistributed Earnings of Foreign Subsidiaries		28.9	123.0
Unrecognized Tax Benefits Subject To Audit	25.7	17.1
Unrecognized Tax Benefits, Increases Resulting from Cost Allocations And Taxable Income Adjustments, Foreign Operations	7.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0.5	0.4
Solar energy systems	581.5	571.0
Deferred Tax Assets (Liabilities), Net	72.8	65.7
Increase Decrease In Deferred Tax Assets Net	7.1
Deferred Tax Assets, Valuation Allowance	1,215.2	785.9
Deferred Tax Assets, Operating Loss Carryforwards	513.5	110.3
Foreign Subsidiaries [Member]
Income Taxes [Line Items]
Income Tax Expense (Benefit)	0.4	2.2	4.6
Solar Energy [Member]
Income Taxes [Line Items]
Solar energy systems	581.5
Foreign [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 11.8